Intangible Assets, Net	12 Months Ended
Feb. 29, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

6. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Trade name	4,000	4,000	556
Student base and customer relationship	2,200	2,200	306
School cooperation agreements	1,000	1,000	139
Non-compete agreements	440	440	61
Purchased software	442	442	61
License	302	302	42
Total	8,384	8,384	1,165
Less: accumulated amortization	5,908	6,526	907
Intangible assets, net	2,476	1,858	258

For the years ended February 28, 2022, 2023 and February 29, 2024, amortization expenses were RMB1,719, RMB789 and RMB618 (US$86), respectively. As of February 29, 2024, estimated amortization expense of the existing intangible assets for each of the next five years ending February 28, 2029 and thereafter is RMB424, RMB424, RMB410, RMB400, RMB200 and nil.

The Group recorded impairment loss for intangible assets of RMB2,255, nil and nil for the years ended February 28, 2022, 2023 and February 29, 2024, respectively. The impairment loss for the year ended

February 28, 2022 arose as a result of the changes in the regulatory environment and the Business Restructuring.